Organization, Nature of Business, Going Concern and Management's Plans (Details) (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013
Text Block [Abstract]
Net income generated	$ 218,825
Deficit accumulated during the exploration stage	$ 13,394,226	$ 13,613,055